Nature of business (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lucid Psycheceuticals Inc. [Member]
Statement [Line Items]
Country	Canada
Ownership percentage	100.00%	100.00%
FSD Biosciences Inc. [Member]
Statement [Line Items]
Country	USA
Ownership percentage	100.00%	100.00%
FV Pharma Inc.
Statement [Line Items]
Country	Canada
Ownership percentage	100.00%	100.00%
FSD Strategic Investments Inc.
Statement [Line Items]
Country	Canada
Ownership percentage	100.00%	100.00%
FSD Pharma Australia Pty Ltd [Member]
Statement [Line Items]
Country	Australia
Ownership percentage	100.00%	100.00%
Celly Nutrition Corp.
Statement [Line Items]
Country	Canada
Ownership percentage	25.71%	26.15%
Prismic Pharmaceuticals Inc. [Member]
Statement [Line Items]
Country	USA
Ownership percentage	100.00%	100.00%
HUGE Biopharma Australia Pty. Ltd.
Statement [Line Items]
Country	Australi
Ownership percentage	100.00%	0.00%